Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
16.	LEASES

Operating leases

The Group's leases consist of operating leases for administrative office spaces and enrollment centers in different cities in the PRC. For leases with terms greater than 12 months, the Group records the related asset and lease liability at the present value of lease payments over the term. As of December 31, 2019, the Group did not have additional operating leases that have not yet commenced. As of December 31, 2019, the Group had no long-term leases that were classified as a financing lease. Short-term lease cost for the year ended December 31, 2019 was immaterial.

Total operating lease expenses for the year ended December 31, 2019 were RMB96,165, recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expenses on the consolidated statements of operations.

Year ended December 31,2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	85,717
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	126,099
Weighted average remaining lease term
Operating leases	12.2 years
Weighted average discount rate
Operating leases	6.7%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2019:

RMB
2020	91,182
2021	75,342
2022	72,690
2023	72,576
2024	75,026
2025 and thereafter	587,588
Total future lease payments	974,404
Less: Imputed interest	317,922
Total lease liability balance	656,482

16.	LEASES - continued

Operating leases - continued

Future minimum payments under non-cancelable operating leases related to offices and enrollment centers consisted of the following at December 31, 2018:

RMB
2019	110,796
2020	97,949
2021	90,347
2022	83,251
2023 and thereafter	698,995
1,081,338

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2017, 2018 and 2019, the total rental expenses for all operating leases amounted to RMB65,214, RMB107,331 and RMB96,165, respectively.